Stock-Based Compensation and Equity Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Options
Schedule of total stock-based compensation expense for equity awards to employees and non employees

The following table summarizes stock-based compensation expense for equity awards to employees and non-employees (in thousands):

	Nine months ended September 30,
	2012	2013
Included in research and development expense	$125	$791
Included in general and administrative expense	21	875

Total stock-based compensation expense	$146	$1,666

The following table summarizes the allocation of stock compensation expense for all awards granted (in thousands):

	Year ended December 31,
	2011	2012
Research and development	$33	$192
General and administrative	29	28

Total	$62	$220